Artisan Sustainable Emerging Markets Fund Expense Example - Artisan Sustainable Emerging Markets Fund	Sep. 30, 2024 USD ($)
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 118
Expense Example, with Redemption, 3 Years	466
Expense Example, with Redemption, 5 Years	838
Expense Example, with Redemption, 10 Years	1,883
Advisor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	374
Expense Example, with Redemption, 5 Years	659
Expense Example, with Redemption, 10 Years	1,474
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	602
Expense Example, with Redemption, 10 Years	$ 1,343